GOODWILL AND INTANGIBLE ASSETS (Details Textuals) (USD $)	9 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets [Abstract]
Effect of foreign currency translation on goodwill	$ 148,000
Effect of foreign currency translation on intangible assets	$ 261,000